Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed rent expense	$ 329	$ 332	$ 378
Short-term lease cost			3
Net lease cost	329	332	381
Cost of Sales
Net lease cost	0	0	0
General & Administrative Expenses
Net lease cost	$ 329	$ 332	$ 381